Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2021
Other comprehensive income [abstract]
Schedule of breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation
The breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation is as follows:

	Financial instruments FVH	Financial Instruments CFH	Foreign currency translation adjustment	Total
Balance as of January 1, 2019	(1,265)	1,477	208	420
Change in fair value of debt instruments, net of hedging	4	(2,698)	—	(2,694)
Change in fair value of equity instruments at FVOCI, net of hedging	491	—	—	491
Reclassification of gains (losses) on financial instruments to profit or loss (1)	157	104	—	261
Exchange difference in conversion of foreign currency operation	—	—	(296)	(296)
Other comprehensive income (loss) for the year	652	(2,594)	(296)	(2,238)
Balance as of December 31, 2019	(613)	(1,117)	(88)	(1,818)
Change in fair value of debt instruments, net of hedging	264	2,001	—	2,265
Change in fair value of equity instruments at FVOCI, net of hedging	546	—	—	546
Reclassification of gains (losses) on financial instruments to profit or loss (1)	(56)	(369)	—	(425)
Exchange difference in conversion of foreign currency operation	—	—	(360)	(360)
Other comprehensive income (loss) for the year	754	1,632	(360)	2,026
Balance as of December 31, 2020	141	515	(448)	208
Change in fair value of debt instruments, net of hedging	(560)	(11,692)	—	(12,252)
Change in fair value of equity instruments at FVOCI, net of hedging	—	—	—	—
Reclassification of gains (losses) on financial instruments to profit or loss (1)	24	24	—	48
Exchange difference in conversion of foreign currency operation	—	—	448	448
Other comprehensive income (loss) for the year	(536)	(11,668)	448	(11,756)
Balance as of December 31, 2021	(395)	(11,153)	—	(11,548)
(1)Reclassification adjustments include amounts recognized in profit or loss of the year that had been part of other comprehensive income in this and prior years.

Schedule of amounts reclassified from other comprehensive income to profit or loss
The following table presents amounts reclassified from other comprehensive income to profit or loss:

Details about other comprehensive income components	Amount reclassified from other comprehensive income			Line item affected in the consolidated statement of profit or loss
	December 31,
	2021	2020	2019
Realized gains (losses) on securities at FVOCI:	24	(56)	157	Net gain (loss) on financial instruments

Gains (losses) on derivative financial instruments:
Foreign exchange forwards	(2,167)	(2,337)	(3,261)	Interest income – loans
	—	—	(1,733)	Interest expense – borrowings and deposits
	24	(369)	(61)	Net gain (loss) on foreign currency exchange
Interest rate swaps	—	—	56	Net gain (loss) on interest rate swaps
Cross-currency swaps	—	—	(9)	Net gain (loss) on cross-currency swaps
	(2,143)	(2,706)	(5,008)